Lease Income (Operating Lease) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets			¥ 27,792	¥ 31,577
Real Estate Asset
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 8,837	¥ 2,766	10,066	12,487
Operating Lease Assets Other than Real Estate
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 10,165	¥ 9,320	¥ 17,726	¥ 19,090